Net Loss Attributable to Common Stockholders Per Share (Tables)	9 Months Ended
Sep. 30, 2012
Net Loss Attributable to Common Stockholders Per Share [Abstract]
Potentially dilutive shares have been excluded from the calculation of diluted net loss per share
The following potential common shares have been excluded from the calculation of diluted net loss per share as their effect would be anti-dilutive:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2011	2012	2011	2012
Shares underlying warrants outstanding	1,064,616	1,064,616	1,064,616	1,064,616
Shares underlying options outstanding	127,500	247,952	127,500	247,952
Unvested restricted stock	20,310	74,669	20,310	74,669